Note 17 - Income Taxes	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
17
- Income Taxes

Income before income taxes is earned in the following tax jurisdictions:

Year Ended	January 31, 2019	January 31, 2018	January 31, 2017

Canada	16,715	17,964	19,560
United States	11,077	6,203	2,670
Other countries	11,718	10,581	9,270
	39,510	34,748	31,500

Income tax expense is incurred in the following jurisdictions:

Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Current income tax expense
Canada	3,037	1,243	447
United States	1,298	494	873
Other countries	1,707	4,835	2,702
	6,042	6,572	4,022
Deferred income tax expense (recovery)
Canada	2,531	2,051	4,251
United States	67	1,876	1,272
Other countries	(407)	(2,630)	(1,883)
	2,191	1,297	3,640
	8,233	7,869	7,662

Income tax expense for
2019,
2018
and
2017
was
21%,
23%
and
24%
of income before income taxes, respectively, with current income tax expense being
15%,
19%
and
13%
of income before income taxes, respectively.

Current income tax expense decreased in
2019
compared to
2018
primarily related to a net favorable outcome on the conclusion of certain tax audits partially offset by higher current income tax expense as a result of the higher pre-tax income generated in
2019.

Current tax expense increased in
2018
compared to
2017
primarily due to a charge of
$1.5
million attributable to changes in the estimate of our uncertain tax positions,
$0.8
million in Canada as a result of less income being sheltered by loss carry-forwards and other attributes and
$0.3
million in adjustments in respect to income tax of previous periods.

Deferred income tax expense increased in
2019
compared to
2018
primarily due to the adoption of Accounting Standards Update
2016
-
16.

Deferred income tax expense decreased in
2018
compared to
2017
primarily due to
$1.1
million in reductions to corporate income tax rates in the US and EMEA and a
$0.7
million reduction in deferred tax charges and recognition of deferred tax assets related to stock compensation.

The components of the deferred income tax assets and liabilities are as follows:

	January 31, 2019	January 31, 2018
Assets
Accrued liabilities not currently deductible	11,483	9,060
Accumulated net operating losses	11,081	13,868
Research and development and other tax credits and expenses	911	1,580
Total deferred income tax assets	23,475	24,508
Liabilities
Difference between tax and accounting basis of intangible assets	(23,974)	(12,976)
Difference between tax and accounting basis of property and equipment	(909)	(6,933)
Other timing differences	(574)	(267)
Total deferred income tax liabilities	(25,457)	(20,176)
Net deferred income taxes	(1,982)	4,332
Valuation allowance	(9,927)	(11,257)
Net deferred income taxes, net of valuation allowance	(11,909)	(6,925)

As at
January 31, 2019,
we have
not
accrued for foreign withholding taxes and Canadian income taxes applicable to approximately
$303.3
million of unremitted earnings of subsidiaries operating outside of Canada. These earnings, which we consider to be invested indefinitely, will become subject to these taxes if and when they are remitted as dividends or if we sell our stock in the subsidiaries. If we decide to repatriate the foreign earnings, we would need to adjust our income tax provision in the period we determined that the earnings will no
longer be indefinitely invested outside Canada.

The provision (recovery) for income taxes varies from the expected provision at the statutory rates for the reasons detailed in the table below:

Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Income before income taxes	39,510	34,748	31,500

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	10,470	9,207	8,347
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangible assets	(133)	(1,870)	(882)
Effect of differences between Canadian and foreign tax rates	(172)	595	213
Effect of rate changes on current year timing differences	(245)	(571)	495
Adjustments relating to previous periods	(973)	(152)	(431)
Increase (decrease) in tax reserves	(515)	1,954	492
Valuation allowance	(344)	(1,564)	(1,580)
Stock based compensation	231	(135)	351
Deferred tax charges	-	179	400
Other, including foreign exchange	(86)	226	257
Income tax expense	8,233	7,869	7,662

We have income tax loss carry forwards which expire as follows:

Expiry year	United States	EMEA	Asia Pacific	Total
2020	-	-	671	671
2021	-	-	273	273
2022	1	-	48	49
2023	12	1,162	-	1,174
2024	-	131	-	131
Thereafter	5,271	46,459	4,524	56,254
	5,284	47,752	5,516	58,552

The following is a tabular reconciliation of the total estimated liability associated with uncertain tax positions taken:

	January 31, 2019	January 31, 2018
Liability, beginning of year	8,977	6,388
Gross increases – current period	493	3,368
Lapsing due to statutes of limitations	(1,646)	(779)
Liability, end of year	7,824	8,977

We have identified accruals of
$7.8
million with respect to uncertain tax positions as at
January 31, 2019.
It is possible that these uncertain tax positions will
not
be realized in which case up to
$7.6
million of the recorded liability will decrease the effective tax rate in future years if this liability is reversed. We believe that it is reasonably possible that
$0.3
million of the uncertain tax positions could decrease tax expense in the next
12
months relating primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing jurisdictions.

We recognize accrued interest and penalties related to uncertain tax positions as a current tax expense. As at
January 31, 2019
and
January 31, 2018,
the unrecognized tax positions have resulted in
no
material liability for estimated interest and penalties.

Descartes and our subsidiaries file their tax returns as prescribed by the tax laws of the jurisdictions within which they operate. We are no
longer subject to income tax examinations by tax authorities in our major tax jurisdictions as follows:

Years No Longer Subject to Audit
Tax Jurisdiction
United States Federal	2015 and prior
Canada	2017 and prior
United Kingdom	2015 and prior
Sweden	2012 and prior
Norway	2017 and prior
Netherlands	2014 and prior
Belgium	2014 and prior

On
December 22, 2017,
the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). Although the legislative changes contained in the Tax Act are extensive and the interpretation of several aspects of the Tax Act are still unclear, we recorded an income tax benefit of
$0.7
million in
2018
to reflect the reduced U.S. tax rate from
35%
to
21%
and other effects of the Tax Act. There was
no
material adjustment to income tax expense for
2019
related to the Tax Act. The Company will continue to assess the impacts, if any, throughout
2020
as they become known due to changes in its interpretations and assumptions, as well as additional regulatory guidance that may
be issued.